RELATED PARTY TRANSACTIONS (Details)	12 Months Ended			55 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 8,094,000	$ 7,676,000	$ 6,333,000
Total administrative fees receivable	$ 1,903,000	2,068,000		$ 2,068,000
Percentage of tax benefit under tax receivable agreement	85.00%
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock exchange ratio	1
MCC Admin Agreement [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 3,799,000	3,935,000	3,973,000
Total administrative fees receivable	867,000	916,000		916,000
SIC Admin Agreement [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	3,031,000	2,848,000	2,142,000
Total administrative fees receivable	696,000	851,000		851,000
Funds Admin Agreement [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	1,264,000	893,000	218,000
Total administrative fees receivable	340,000	$ 301,000		$ 301,000
Equity Method Investee [Member] | Expense Support and Reimbursement Agreement [Member]
Related Party Transaction [Line Items]
Operating expenses percentage		100.00%
SIC [Member] | Equity Method Investee [Member] | Expense Support and Reimbursement Agreement [Member]
Related Party Transaction [Line Items]
Conditional obligation reimbursement period				3 years
Liability for ESA expenses	$ 0	$ 7,900,000		$ 7,900,000
Expense support and reimbursement agreement expenses		$ 16,100,000	$ 6,400,000